Intangible Assets - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	CAD 1,707	CAD 1,622
Amortization - intangible assets	97	79
Amortization expense, next twelve months	108
Amortization expense, year two	108
Amortization expense, year three	108
Amortization expense, year four	108
Amortization expense, year five	108
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	CAD 150	CAD 138